                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31,2006

Check here if Amendment [ ]; Amendment Number:
                                               ----------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Insurance Company of the West
Address:   11455 El Camino Real
           San Diego, CA 92130

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    H. Michael Freet
Title:   Chief Financial Officer
Phone:   (858) 350-2551

Signature, Place, and Date of Signing:


/s/ H. M. Freet                             San Diego, CA           2/8/2007
-------------------------------------   --------------------   -----------------
[Signature]                                 [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    Form 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 3

Form 13F Information Table Entry Total:           66

Form 13F Information Table Value Total:     $355,107
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13-F File Number   Name

1     028-11686               American Assets, Inc.

2     028-11690               Ernest S. Rady

3     _________               American Assets Investment Management, LLC

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                           Form 13-F Information Table
                             as of December 31, 2006

           COLUMN 1            COLUMN 2   COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7        COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------
                               TITLE OF               VALUE   SHARES/  SH/  PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
        NAME OF ISSUER           CLASS     CUSIP    (X$1000)  PRN AMT  PRN  CALL  DISCRETION   MANAGERS   SOLE   SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES            COM       002824100      3897    80000  SH         DEFINED     NOS 1 & 2   80000
ALCOA INC                      COM       013817101       300    10000  SH         DEFINED     NOS 1 & 2   10000
ALTRIA GROUP INC               COM       02209S103     27462   320000  SH         DEFINED     NOS 1 & 2  320000
AMERICAN ELEC PWR              COM       025537101       521    12225  SH         DEFINED     NOS 1 & 2   12225
AMGEN INC                      COM       031162100      1093    16000  SH         DEFINED     NOS 1 & 2   16000
BANCO SANTANDER CENT           COM       05964H105      2146   115000  SH         DEFINED     NOS 1 & 2  115000
BANK AMER CORP                 COM       060505104     24346   456000  SH         DEFINED     NOS 1 & 2  456000
BEAR STEARNS                   COM       073902108     10988    67500  SH         DEFINED     NOS 1 & 2   67500
BERKSHIRE HATHAWAY             COM       084670207        18        5  SH         DEFINED     NOS 1 & 2       5
BRITISH PETROLEUM              COM       055622104      2349    35000  SH         DEFINED     NOS 1 & 2   35000
CAPITAL ONE FINANCIAL          COM       14040H105      7774   101200  SH         DEFINED     NOS 1 & 2  101200
CATERPILLLAR INC               COM       149123101      2269    37000  SH         DEFINED     NOS 1 & 2   37000
CBS CORP                       COM       124857202       624    20000  SH         DEFINED     NOS 1 & 2   20000
CHUBB CORP                     COM       171232101      3704    70000  SH         DEFINED     NOS 1 & 2   70000
CINCINNATI FINL CORP           COM       172062101       500    11025  SH         DEFINED     NOS 1 & 2   11025
CITIGROUP INC                  COM       172967101      1671    30000  SH         DEFINED     NOS 1 & 2   30000
COCA COLA                      COM       191216100      1206    25000  SH         DEFINED     NOS 1 & 2   25000
COMCAST CORP                   COM       20030N101      4233   100000  SH         DEFINED     NOS 1 & 2  100000
CONOCOPHILLIPS                 COM       20825C104      7915   110000  SH         DEFINED     NOS 1 & 2  110000
DUKE ENERGY CORP               COM       264399106      3321   100000  SH         DEFINED     NOS 1 & 2  100000
EDISON INTL                    COM       281020107      3411    75000  SH         DEFINED     NOS 1 & 2   75000
ELI LILLY                      COM       532457108      2865    55000  SH         DEFINED     NOS 1 & 2   55000
EXXON MOBIL                    COM       30231G102      1916    25000  SH         DEFINED     NOS 1 & 2   25000
FEDERAL HM LN MTG CORP         COM       313400301     21728   320000  SH         DEFINED     NOS 1 & 2  320000
FEDERAL NATL INFORMATION SVCS  COM       31620M106      2296    57261  SH         DEFINED     NOS 1 & 2   57261
FIDELITY NATL FINANCIAL INC    COM       31620R105      3111   130281  SH         DEFINED     NOS 1 & 2  130281
FPL GROUP INC                  COM       302571104       801    14724  SH         DEFINED     NOS 1 & 2   14724
FORT CHICAGO ENERGY            COM       346921109       208    21100  SH         DEFINED     NOS 1 & 2   21100
GENERAL ELECTRIC CO.           COM       369604103      5023   135000  SH         DEFINED     NOS 1 & 2  135000
GENERAL MILLS                  COM       370334104      2022    35100  SH         DEFINED     NOS 1 & 2   35100
GLAXOSMITHKLINE                COM       37733W105      4748    90000  SH         DEFINED     NOS 1 & 2   90000
HARTFORD FIN SVCS GRP          COM       416515104      8397    90000  SH         DEFINED     NOS 1 & 2   90000
HOME DEPOT                     COM       437076102      1205    30000  SH         DEFINED     NOS 1 & 2   30000
HSBC HLDGS PLC                 COM       404280406      7355    80250  SH         DEFINED     NOS 1 & 2   80250
HOSPIRA INC                    COM       441060100       369    11000  SH         DEFINED     NOS 1 & 2   11000
HOST MARRIOTT CORP             COM       44107P104       601    24487  SH         DEFINED     NOS 1 & 2   24487
INERGY LP                      COM       456615103       447    15000  SH         DEFINED     NOS 1 & 2   15000
INTEL CORP                     COM       458140100      1215    60000  SH         DEFINED     NOS 1 & 2   60000
JOHNSON & JOHNSON              COM       478160104      2641    40000  SH         DEFINED     NOS 1 & 2   40000
JP MORGAN CHASE & CO.          COM       46625H100     19562   405000  SH         DEFINED     NOS 1 & 2  405000
KROGER CO.                     COM       501044101      1615    70000  SH         DEFINED     NOS 1 & 2   70000
MACERICH CO.                   COM       554382101      4329    50000  SH         DEFINED     NOS 1 & 2   50000
MICROSOFT CORP                 COM       594918104      3583   120000  SH         DEFINED     NOS 1 & 2  120000
MILLS CORP                     COM       601148109       800    40000  SH         DEFINED     NOS 1 & 2   40000
MORGAN STANLEY DEAN            COM       617446448      8957   110000  SH         DEFINED     NOS 1 & 2  110000
OVERSEAS SHIPHOLDING           COM       690368105      3941    70000  SH         DEFINED     NOS 1 & 2   70000

PEPSICO INC                    COM       713448108     12285   196400  SH         DEFINED     NOS 1 & 2  196400
PFIZER INC                     COM       717081103     13623   526000  SH         DEFINED     NOS 1 & 2  526000
PG&E CORP                      COM       69331C108      4733   100000  SH         DEFINED     NOS 1 & 2  100000
PINNACLE WEST CAP CORP         COM       723484101      5069   100000  SH         DEFINED     NOS 1 & 2  100000
PLUM CREEK TIMBER CO.          COM       729251108      3188    80000  SH         DEFINED     NOS 1 & 2   80000
PPL CORPORATION                COM       69351T106      3584   100000  SH         DEFINED     NOS 1 & 2  100000
PROGRESSIVE CORP               COM       743315103       242   100000  SH         DEFINED     NOS 1 & 2  100000
ROYAL DUTCH SHELL PLC          COM       780259206      9911   140000  SH         DEFINED     NOS 1 & 2  140000
STARWOOD HOTELS                COM       85590A203      2500    40000  SH         DEFINED     NOS 1 & 2   40000
SUPERVALUE INC                 COM       868536103       163     4550  SH         DEFINED     NOS 1 & 2    4550
TEVA PHARMACEUTICAL            COM       881624209       466    15000  SH         DEFINED     NOS 1 & 2   15000
TIME WARNER INC                COM       887317105       653    30000  SH         DEFINED     NOS 1 & 2   30000
UNUMPROVIDENT CORP             COM       91529Y106      1431    68843  SH         DEFINED     NOS 1 & 2   68843
USG CORP                       COM       903293405      2192    40000  SH         DEFINED     NOS 1 & 2   40000
VIACOM INC                     COM       92553P201       821    20000  SH         DEFINED     NOS 1 & 2   20000
WACHOVIA CORP                  COM       929903102     51248   899864  SH         DEFINED     NOS 1 & 2  899864
WAL-MART STORES                COM       931142103      1847    40000  SH         DEFINED     NOS 1 & 2   40000
WELLS FARGO & CO.              COM       949746101     14224   400000  SH         DEFINED     NOS 1 & 2  400000
WYETH                          COM       983024100      5092   100000  SH         DEFINED     NOS 1 & 2  100000
YUM BRANDS                     COM       988498101      2352    40000  SH         DEFINED     NOS 1 & 2   40000